PROMISSORY NOTES 04/30/17 (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended		18 Months Ended
	Dec. 31, 2015	Jul. 31, 2015	Jul. 31, 2017	Jul. 31, 2016	May 31, 2016	Apr. 30, 2017	Apr. 30, 2016	Nov. 30, 2016
Promissory Notes Maturity			$ 198,844			$ 197,954	$ 189,501
Interest Payable Settled			463,296	$ 354,752		1,578,631	1,161,339
Loss On Settlement Of Liabilities							(31,512)
Accretion Expense			$ (150,925)	(125,117)		$ (490,531)	(372,266)
Black-Scholes Option Pricing Model Assumptions:
Stock price (CAD$)			$ 0.38
Exercise price (CAD$)			$ 0.23
Risk-free interest rate (%)			0.90%
Expected life (years)			1 year 160 days 14 hours 24 minutes
Expected volatility (%)			58.00%
Expected dividends ($)
First Promissory Note [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description						On September 13, 2013, January 27, 2014 and December 4, 2014, the Company entered into agreements with a company controlled by a director of the Company (the “Lender”) pursuant to which $5,787,280 was advanced to the Company in tranches (the “First Promissory Notes”). The First Promissory Notes were to mature as to $3,000,000 on December 2, 2016 and the balance due on December 31, 2016.
Second Promissory Note [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description						On February 18, 2015 and December 1, 2015, the Company entered into agreements with the Lender pursuant to which $5,457,000 was advanced to the Company in tranches (the “Second Promissory Notes”). The Second Promissory Notes mature were to mature as to $1,000,000 on December 2, 2016, $2,000,000 on June 2, 2017 and the balance due on December 2, 2017.
Third Promissory Note [Member]
Promissory Notes Description			Effective August 31, 2016, the Company entered into an agreement (dated June 1, 2016) with a company controlled by a director of the Company (the “Lender”) pursuant to which up to an additional $2,965,000 will be advanced to the Company in tranches (the “Third Promissory Notes”). In addition, the First Promissory Notes and the Second Promissory Notes were amended and combined with the Third Promissory Notes with a modified maturity date of December 2, 2017. All other terms of the First Promissory Notes and the Second Promissory Notes remained unchanged.
Interest Rate			12.00%
Interest Recorded			$ 457,567	$ 354,752
Promissory Note Interest Payable Terms			Interest is payable semi-annually as calculated on May 31st and November 30th of each year. Interest is to be paid either in cash, in common shares or deemed an advance of principal at the option of the Lender.
Shares Issued, Shares			112,433			88,089
Shares Issued, Fair Value			$ 39,375			$ 29,625
Third Promissory Note [Member] | Company Controlled By A Director Of The Company [Member]
Promissory Notes Description						Effective August 31, 2016, the Company entered into an agreement (dated June 1, 2016) with the Lender pursuant to which up to an additional $2,965,000 will be advanced to the Company in tranches (the “Third Promissory Notes”). In addition, the First Promissory Notes and the Second Promissory Notes were amended and combined with the Third Promissory Notes with a modified maturity date of December 2, 2017. All other terms of the First Promissory Notes and the Second Promissory Notes remained unchanged.
Promissory Notes [Member]
Interest Paid As Advance					$ 640,130			$ 759,247
Promissory Note Interest Payable Terms	The interest settled was for the period from June 1, 2015 to November 30, 2015.	The interest settled was for the period from December 1, 2014 to May 31, 2015.
Interest Payable Settled	$ 556,433	$ 395,665
Shares Issued, Shares	2,948,431	2,267,685				693,573
Shares Issued, Fair Value	$ 536,541	$ 427,177				$ 136,735
Loss On Settlement Of Liabilities		$ 31,512
Additional Paid-In Capital	$ 19,892
Promissory Notes [Member] | Bonus Shares 1 [Member]
Shares Issued, Shares						852,562
Shares Issued, Fair Value						$ 200,756
Promissory Notes [Member] | Bonus Shares 2 [Member]
Shares Issued, Shares						349,325
Shares Issued, Fair Value						$ 81,112
Promissory Notes [Member] | Bonus Shares 3 [Member]
Shares Issued, Shares						88,089
Shares Issued, Fair Value						$ 29,625
Promissory Notes [Member] | Bonus Shares [Member]
Shares Issued, Shares						1,832,108
Shares Issued, Fair Value						$ 409,031
Accretion Expense						489,646	372,266
Unamortized Debt Discount						$ 310,693	$ 585,359
Promissory Notes [Member] | Company Controlled By A Director Of The Company [Member]
Interest Rate						12.00%	12.00%
Interest Recorded						$ 1,576,365	$ 1,161,339
Forth Promissory Note [Member] | Bonus Shares [Member]
Shares Issued, Shares						40,761
Shares Issued, Fair Value						$ 14,013
Share Purchase Warrants, Shares						40,761
Share Purchase Warrants, Fair Value						$ 4,814
Black-Scholes Option Pricing Model Assumptions:
Stock price (CAD$)						$ 0.470
Exercise price (CAD$)						$ 0.460
Risk-free interest rate (%)						1.15%
Expected life (years)						1 year 281 days 1 hour 12 minutes
Expected volatility (%)						62.00%
Expected dividends ($)						$ 0
Forth Promissory Note [Member] | Arm Length Lender [Member]
Promissory Notes Description						On March 13, 2017, the Company entered into a loan agreement with an arm’s-length lender pursuant to which CAD$250,000 ($186,846) was advanced to the Company (the “Fourth Promissory Notes”).
Interest Rate						12.00%
Interest Recorded						$ 2,266
Accretion Expense						885
Unamortized Debt Discount						$ 17,942